UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 17, 2021 to May 17, 2021

Commission File Number of issuing entity:  333-207340-03

Central Index Key Number of issuing entity:  0001713226

UBS Commercial Mortgage Trust 2017-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4041060
38-4041061
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2021 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the UBS Commercial Mortgage Trust 2017-C3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	10.17%	0	N/A

During the distribution period from April 17, 2021 to May 17, 2021 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2017-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of the Depositor is 0001532799.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of UBS AG is 0001685185.

Société Générale, New York Branch ("Société"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2021. The CIK number of Société is 0001238163.

KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on April 23, 2021. The CIK number of KeyBank is 0001089877.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of NREC is 0001542256.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of LMF is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 28, 2021 under Commission File No. 333-207340-03 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 28, 2021 under Commission File No. 333-207340-03 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

In December 2014, Phoenix Light SF Limited and certain related entities and the National Credit Union Administration (NCUA) filed complaints in the United States District Court for the Southern District of New York against Wells Fargo Bank, alleging claims against Wells Fargo Bank in its capacity as trustee for a number of residential mortgage-backed securities trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. Wells Fargo Bank previously settled two class action lawsuits with similar allegations that were filed in November 2014 and December 2016 by institutional investors in the Southern District of New York and New York state court, respectively.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2017-C3, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	04/16/2021	$342,249.87
Current Distribution Date	05/17/2021	$888,875.22

REO Account Beginning and Ending Balance
Prior Distribution Date	04/16/2021	$0.00
Current Distribution Date	05/17/2021	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2017-C3, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	04/16/2021	$5,671.83
Current Distribution Date	05/17/2021	$5,484.87

Interest Reserve Account Balance
Prior Distribution Date	04/16/2021	$0.00
Current Distribution Date	05/17/2021	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	04/16/2021	$0.00
Current Distribution Date	05/17/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C3, relating to the May 17, 2021 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 28, 2021 under Commission File No. 333-207340-03 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 28, 2021 under Commission File No. 333-207340-03 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Date: May 28, 2021

/s/ Andrew Lisa
Andrew Lisa, Associate Director

Date: May 28, 2021